Reserves - Disclosure of Outstanding Share Purchase Options (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value per option granted | $ / shares	$ 10.69		$ 5.57
Fair value of options issued during the year | $		$ 3		$ 2